Borrowings - Summary of Other Financial Liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total	S/ 1,202,672	S/ 1,690,063
Current borrowings	826,474	1,056,764
Non-current borrowings	376,198	633,299
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Total	119	120
Current borrowings	119	120
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Total	1,023,481	1,561,634
Current borrowings	810,188	990,467
Non-current borrowings	213,293	571,167
Finance Leases Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	33,488	128,309
Current borrowings	13,514	66,177
Non-current borrowings	19,974	S/ 62,132
Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	145,584
Current borrowings	2,653
Non-current borrowings	S/ 142,931